Expenses for shipping activities and other expenses from operating activities - Charter hire expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total charter hire expenses	$ (4,500)	$ (5,769)	$ (9,750)
Charter hire
Disclosure of operating segments [line items]
Total charter hire expenses	(4,500)	(3,912)	(8,473)
Bareboat hire
Disclosure of operating segments [line items]
Total charter hire expenses	$ 0	$ (1,857)	$ (1,277)